WARRANTS	12 Months Ended
Dec. 31, 2023
Warrants
WARRANTS

NOTE 12 – WARRANTS

1.	On February 1, 2022, the Company entered into a letter agreement (the “Letter Agreement”) with a consultant pursuant to which the consultant will provide the Company with public relations, branding and other services as detailed in the Letter Agreement. As consideration for the services, the Company will issue the consultant, a warrant to purchase up to an aggregate of 11,058 shares of common stock, at an exercise price of $0.35 per share (the “February 2022 Warrant”). Shares subject to the warrant with vest and become exercisable as to 2,212 shares upon the later of (i) the date of the Letter Agreement or the approval of the Letter Agreement by the Board, and (ii) in four additional quarterly installments ending in February 2023.

The fair value of the February 2022 Warrant was determined based on the Company’s share price as of the date of the Letter Agreement using the Black-Scholes pricing model, assuming a risk-free rate of 1.35%, a volatility factor of 52.14%, dividend yields of 0% and an expected life of 0.75 years and was calculated at $332,859.

On July 28, 2022, the Company and the consultant entered into an amendment to the Letter Agreement pursuant to which no further shares other than 4,423 shares which were then vested will be issuable to the consultant. The consultant will be entitled to a per hour fee with a minimum aggregate compensation amounting to $30,600 for the six month period commencing on August 1, 2022.

During the year ended December 31, 2022, the Company recorded $138,692 as share based compensation expenses in respect of the February 2022 Warrant.

2.	On April 1, 2022, the Company entered into the April IR Agreement with a consultant for a period of 90 days (see note 10(5) above) pursuant to which the Company will issue a warrant (the “April Warrant”) to purchase 8,574 shares of common stock, of which (a) 2,858 shares will vest after 12 months with an exercise price of $56.00, (b) 2,858 shares will vest after 18 months with an exercise price of $66.50, and (c) 2,858 shares will vest after 24 months with an exercise price of $77.00. The fair value of the April Warrant was determined based on the Company’s share price as of the date of the April IR Agreement using the Black-Scholes pricing model, assuming a risk-free rate between 1.72% to 2.44%, a volatility factor between 52.14% to 63.36%, dividend yields of 0% and an expected life between 1 to 2 years and was calculated at $40,350.

On June 26, 2022, the Company amended the April IR Agreement (see note 10(5) above), pursuant to which the Company will engage the consultant for an additional period of 90 days commencing on July 1, 2022 and will issue warrants to purchase 5,716 shares of common stock, of which (a) 2,858 shares will vest after 6 months with an exercise price of $31.50, and (b) 2,858 shares will vest after 12 months with an exercise price of $42.00. The fair value of the warrants was determined based on the Company’s share price as of the date of the amendment using the Black-Scholes pricing model, assuming a risk-free rate between 2.52% to 2.79%, a volatility factor between 52.12% to 56.48%, dividend yields of 0% and an expected life between 0.5 to 1 years and was calculated at $7,009.

N2OFF, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(U.S. dollars, except share and per share data)